UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Dryden Government Securities Trust

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 11/30/2008

Date of reporting period: 11/30/2008

Item 1 – Reports to Stockholders

NOVEMBER 30, 2008	ANNUAL REPORT

Dryden Government Securities

Trust/Money Market Series

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

January 15, 2009

Dear Shareholder:

On the following pages, you’ll find your annual report for the Dryden Government Securities Trust/Money Market Series, including a listing of the Fund’s holdings at period-end. Money market investments such as the Fund are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the 7-day current yield, which is included in the attached report.

The Fund may be an important part of your overall financial plan. We recommend you review your financial plan regularly with your financial professional. He or she can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your tolerance for risk, time horizon, and financial goals. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or PREI® (Prudential Real Estate Investors). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds through its unit Prudential Fixed Income Management. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Fund’s Performance

Fund objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross and net operating expenses: Class A, 0.63% and 0.63%; Class Z, 0.50% and 0.50%, respectively.

Fund Facts as of 11/30/08
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	1.39%	$1.00	37 Days	$296.8
Class Z	1.52%	$1.00	37 Days	$25.0
iMoneyNet, Inc. Government & Agency Retail Avg.*	0.83%	N/A	47 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of November 25, 2008.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire on April 30, 2009, unless extended by the U.S. Treasury Department. For more information about the Program’s scope and limitations, please see the Fund’s current prospectus and the section herein entitled “Strategy and Performance Overview.”

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Strategy and Performance Overview

How did the Fund perform?

The Fund provided competitive yields during the 12-month reporting period ended November 30, 2008 compared to the average comparable fund as measured by iMoneyNet, Inc. The net asset value of the Fund’s two share classes also remained at $1.00 per share throughout its reporting period.

How is the Fund managed?

Prudential Fixed Income Management employs a team-based approach to manage the Fund, which invests primarily in short-term U.S. government securities that may include federal agency securities and U.S. Treasury securities. The Fund may also enter into repurchase agreements collateralized by U.S. government securities, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price on a stated date.

Research plays a key role in this process. Senior investment professionals develop a quarterly market outlook that provides an overall view on the economy, interest rates, risk levels in the major bond markets, and the yield curve. (The latter is a single-line graph that depicts the relationship between yields on similarly rated debt securities from the shortest to the longest maturities.) This outlook helps set broad investment strategies for the Fund. In selecting investments for the Fund, portfolio managers work closely with a team of credit research analysts to carefully choose money market securities that meet Prudential Fixed Income Management’s rigorous credit criteria.

What were conditions like in the credit markets?

The investment environment was marked by severe stress in financial systems around the world, increasing aversion to risky investments, and sharply declining interest rates in the United States. Commercial banks and Wall Street investment banks had begun to take multibillion-dollar write-downs on debt securities linked to subprime mortgages in the United States. With the bursting of the nation’s housing bubble, delinquencies and foreclosures on these risky home loans had climbed sharply.

The magnitude of the financial crisis required aggressive and inventive measures to ease stress in the credit markets. The Federal Reserve (the Fed) unveiled innovative steps aimed at boosting liquidity in the financial markets. It helped facilitate the acquisition of Bear Stearns Cos. by J.P. Morgan Chase and Co. at a deep discount as the former lost access to funding. Soon thereafter, the Fed allowed Wall Street investment banks to borrow from its discount window on much the same terms as commercial banks. The Fed also tried to stimulate economic growth in the United States by repeatedly cutting short-term interest rates, which lowered its target for the

Dryden Government Securities Trust/Money Market Series	3

Strategy and Performance Overview (continued)

federal funds rate charged on overnight loans between banks a total of 3.5 percentage points from 4.50% to 1.00%.

Despite such efforts, the investment environment continued to deteriorate, with the most significant developments occurring in September 2008. For example, the federal government pledged support to Fannie Mae and Freddie Mac, which suffered mortgage-related losses. Lehman Brothers Holdings Inc., one of Wall Street’s most prestigious investment banks, filed for bankruptcy protection, further roiling the debt markets in September. As the reporting period drew to a close in late November 2008, the Fed and the U.S. Department of the Treasury announced $800 billion in new programs aimed at boosting consumer lending and lowering mortgage rates.

How did the Fund invest during the reporting period?

Prudential Fixed Income Management increasingly employed a very conservative investment strategy. Initially, the Fund invested primarily in U.S. government securities maturing in six months or less and in repurchase agreements. Later in the reporting period, the Fund largely invested in money market securities that mature in three months or less in response to heightened uncertainty in the credit markets. This strategy positioned the Fund’s weighted average maturity (WAM) shorter than that of the average comparable fund. (WAM measures a portfolio’s sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.)

Does the Fund participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds?

Yes, the Fund is a participant in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). The Program provides a guarantee to the Fund’s shareholders based on the number of shares invested in the Fund at the close of business on September 19, 2008. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be guaranteed.

If a customer closes his/her account with the Fund or broker/dealer, any future investment in the Fund will not be guaranteed. The program does not guarantee money market fund shares purchased in new accounts after that date. If the number of shares held in an account fluctuates over the period, investors will be covered for the lesser of the current amount of shares held or the number of shares held as of the close of business on September 19, 2008. The program expires on April 30, 2009, unless extended by the U.S. Treasury Department.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2008, at the beginning of the period, and held through the six-month period ended November 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Government Securities Trust/Money Market Series	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,009.20	0.60%	$3.01
	Hypothetical	$1,000.00	$1,022.00	0.60%	$3.03

Class Z	Actual	$1,000.00	$1,009.80	0.47%	$2.36
	Hypothetical	$1,000.00	$1,022.65	0.47%	$2.38

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2008, and divided by the 366 days in the Fund’s fiscal year ended November 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of November 30, 2008

Principal Amount (000)	Description	Value (Note 1)

Federal Home Loan Bank 33.6%
$3,000	2.58%, 12/1/08(c)	$3,000,000
400	5.365%, 12/11/08	400,115
7,500	1.369%, 12/12/08(c)	7,499,590
6,775	5.00%, 12/12/08	6,780,699
15,400	2.987%, 12/24/08(c)	15,405,220
20,000	3.337%, 1/29/09(c)	19,999,459
10,000	1.323%, 2/17/09(c)	10,000,000
500	2.116%, 2/18/09(c)	500,947
7,000	0.68%, 2/19/09(c)	7,000,000
10,000	0.755%, 2/27/09(c)	10,000,000
20,000	0.79%, 4/1/09(c)	20,000,001
7,500	4.349%, 7/10/09(c)	7,502,934

		108,088,965

Federal Home Loan Mortgage Corporation 36.7%
9,781	1.865%, 12/9/08(a)	9,777,029
1,249	2.452%, 12/15/08(a)	1,247,834
1,469	2.454%, 12/16/08(a)	1,467,531
1,495	1.43%, 12/23/08(a)	1,493,721
3,500	3.306%, 12/26/08, M.T.N.(c)	3,500,215
1,117	1.797%, 2/11/09(a)	1,113,091
4,000	1.147%, 2/17/09(a)	3,990,293
2,500	1.078%, 2/23/09(a)	2,493,875
34,329	1.857%, 2/27/09(a)	34,177,423
18,000	1.973%, 3/2/09(a)	17,911,275
33,000	1.864%, 4/7/09, M.T.N.(c)	32,998,826
8,000	1.692%, 10/8/09(c)	7,997,658

		118,168,771

Federal National Mortgage Association 25.5%
10,000	2.513%, 12/8/08(a)	9,995,217
23,832	2.633%, 12/10/08(a)	23,816,688
10,000	2.246%, 12/15/08(a)	9,991,444
7,740	3.375%, 12/15/08	7,742,062
1,011	1.427%, 12/26/08(a)	1,010,017
5,488	2.369%, 12/31/08(a)	5,477,458
4,000	4.00%, 1/26/09	4,017,547
10,000	1.076%, 1/30/09(a)	9,982,500
2,350	1.024%, 2/26/09(a)	2,344,321
3,000	1.008%, 3/16/09(a)	2,991,250

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	7

Portfolio of Investments

as of November 30, 2008 continued

Principal Amount (000)	Description	Value (Note 1)

Federal National Mortgage Association (Continued)
$1,864	3.125%, 3/16/09	$1,871,447
3,000	1.212%, 3/25/09(a)	2,988,600

		82,228,551

Repurchase Agreement(b) 3.8%
12,209	Deutsche Bank AG 0.30%, dated 11/28/08, due 12/1/08 in the amount of $12,209,305 (cost $12,209,000; the value of collateral including interest was $12,453,180)	12,209,000

	Total Investments 99.6% (amortized cost $320,695,287)(d)	320,695,287
	Other assets in excess of liabilities 0.4%	1,138,574

	Net Assets 100.0%	$321,833,861

The following abbreviation is used in the portfolio descriptions:

M.T.N.—Medium Term Note

(a)	The rate shown is the effective yield at purchase date.
(b)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at November 30, 2008.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of November 30, 2008 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$320,695,287	—
Level 3—Significant Unobservable Inputs	—	—

Total	$320,695,287	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2007 and November 30, 2008, the Series did not use any significant unoberservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of November 30, 2008 was as follows:

Federal Home Loan Mortgage Corporation	36.7%
Federal Home Loan Bank	33.6
Federal National Mortgage Association	25.5
Repurchase Agreement	3.8

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	9

Statement of Assets and Liabilities

as of November 30, 2008

Assets
Investments, at amortized cost which approximates market value:
Investments	$308,486,287
Repurchase Agreement	12,209,000
Cash	5,340
Receivable for Series shares sold	2,514,940
Interest receivable	714,010
Prepaid expenses	12,136

Total assets	323,941,713

Liabilities
Payable for Series shares reacquired	1,670,716
Accrued expenses	150,059
Management fee payable	105,253
Dividends payable	86,148
Transfer agent fee payable	48,336
Distribution fee payable	30,369
Deferred trustees’ fees	16,971

Total liabilities	2,107,852

Net Assets	$321,833,861

Net assets were comprised of:
Shares of beneficial interest, at par $.01 per share	$3,218,336
Paid-in capital in excess of par	318,645,337

321,863,673
Accumulated net investment income	39,992
Accumulated net realized loss on investments	(69,804)

Net assets, November 30, 2008	$321,833,861

Class A
Net asset value, offering price and redemption price per share ($296,840,033 ÷ 296,839,854 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($24,993,828 ÷ 24,993,776 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended November 30, 2008

Net Investment Income
Interest	$9,005,041

Expenses
Management fee	1,182,838
Distribution fee—Class A	342,175
Transfer agent’s fees and expenses (including affiliated expense of $121,000)	121,000
Custodian’s fees and expenses	55,000
Registration fees	25,000
Reports to shareholders	20,000
Audit fee	19,000
Legal fees and expenses	15,000
Trustees’ fees	6,000
Insurance expenses	4,000
Miscellaneous	25,409

Total expenses	1,815,422

Net investment income	7,189,619

Realized Gain On Investments
Net realized gain on investment transactions	12,013

Net Increase In Net Assets Resulting From Operations	$7,201,632

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	11

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,189,619	$12,113,725
Net realized gain on investment transactions	12,013	2,744

Net increase in net assets resulting from operations	7,201,632	12,116,469

Dividends and Distributions (Note 1)
Class A	(6,653,470)	(11,261,383)
Class Z	(548,162)	(855,086)

	(7,201,632)	(12,116,469)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	514,540,420	569,082,022
Net asset value of shares issued in reinvestment of dividends and distributions	7,349,764	12,070,685
Cost of shares reacquired	(476,891,944)	(561,744,185)

Net increase in net assets from Series share transactions	44,998,240	19,408,522

Total increase	44,998,240	19,408,522

Net Assets
Beginning of year	276,835,621	257,427,099

End of year(b)	$321,833,861	$276,835,621

(a) At $1.00 per share for the Money Market Series.
(b) Includes accumulated net investment income of	$39,992	$52,005

See Notes to Financial Statements.

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Notes to Financial Statements

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

continued

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion, and .35 of 1% in excess of $1.5 billion. The effective management fee rate was .40 of 1% for the year ended November 30, 2008.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses

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actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of Class A average daily net assets.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Pruco Securities, LLC (“Pruco”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended November 30, 2008, the Series incurred approximately $45,600 in total networking fees, of which $45,300 was paid to Pruco and First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Note 4. Distributions and Tax Information

For the years ended November 30, 2008 and 2007 the tax character of the dividends paid, as reflected in the Statement of Changes in Net Assets of $7,201,632 and $12,116,469, respectively, was ordinary income for federal income tax purposes.

As of November 30, 2008, the accumulated undistributed earnings on a tax basis was $143,110 of ordinary income (which includes a timing difference of $86,148 for dividends payable).

As of November 30, 2008, for federal income tax purposes, the Series had a capital loss carryforward of approximately $70,000 which expires in 2012. In addition, the Series utilized approximately $12,000 of its prior year capital loss carryforward to offset net taxable gains realized in the fiscal year ended November 30, 2008.

Dryden Government Securities Trust/Money Market Series	15

Notes to Financial Statements

continued

Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. The Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

	Year ended November 30, 2008	Year ended November 30, 2007
Class A
Shares sold	$500,900,005	$564,310,248
Shares issued in reinvestment of dividends and distributions	6,791,551	11,218,451
Shares reacquired	(469,900,903)	(555,789,884)

Net increase in shares outstanding	$37,790,653	$19,738,815

Class Z
Shares sold	$13,640,415	$4,771,774
Shares issued in reinvestment of dividends and distributions	558,213	852,234
Shares reacquired	(6,991,041)	(5,954,301)

Net increase (decrease) in shares outstanding	$7,207,587	$(330,293)

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Note 6. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 7. Other

On October 6, 2008 and December 3, 2008, the Board of Trustees approved the Series’ participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008 and its subsequent extension by the Treasury through April 30, 2009, respectively.

The Series is responsible for payment of fees required to participate in the Program which would not be subject to any waivers or expense limitation in effect for the Series, if any. The participation fee paid for the initial three-month term of the Program and the extension was 0.01% and 0.015%, respectively, of the net asset value of the Series as of September 19, 2008. Such fee is included in miscellaneous expenses on the Statement of Operations.

As a requirement of participation in the Program, the Series has agreed to be liquidated if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured as specified in the Program. The Program’s guarantee, subject to certain conditions, only applies to the lesser of the number of shares held by an investor as of the close of business on September 19, 2008 or the number of shares owned when a Guarantee Event occurs.

Dryden Government Securities Trust/Money Market Series	17

Financial Highlights

Class A
Year Ended November 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.025
Dividends and distributions	(.025)

Net asset value, end of year	$1.000

Total Return(a):	2.46%
Ratios/Supplemental Data:
Net assets, end of year (000)	$296,840
Average net assets (000)	$273,729
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.63%
Expenses, excluding distribution and service (12b-1) fees	.50%
Net investment income	2.43%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2007	2006	2005	2004

$1.000	$1.000	$1.000	$1.000

.045	.041	.023	.006
(.045)	(.041)	(.023)	(.006)

$1.000	$1.000	$1.000	$1.000

4.62%	4.19%	2.30%	.59%

$259,049	$239,311	$232,144	$297,465
$248,107	$239,613	$263,276	$398,378

.74%	.80%	.80%	.71%
.61%	.67%	.67%	.58%
4.54%	4.13%	2.29%	.54%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	19

Financial Highlights

continued

Class Z
Year Ended November 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.026
Dividends and distributions	(.026)

Net asset value, end of year	$1.000

Total Return(a):	2.59%
Ratios/Supplemental Data:
Net assets, end of year (000)	$24,994
Average net assets (000)	$21,970
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.50%
Expenses, excluding distribution and service (12b-1) fees	.50%
Net investment income	2.49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2007	2006	2005	2004

$1.000	$1.000	$1.000	$1.000

.047	.043	.024	.008
(.047)	(.043)	(.024)	(.008)

$1.000	$1.000	$1.000	$1.000

4.75%	4.32%	2.43%	.75%

$17,786	$18,116	$19,973	$22,640
$18,339	$18,986	$19,996	$19,664

.61%	.67%	.67%	.58%
.61%	.67%	.67%	.58%
4.66%	4.23%	2.49%	.77%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	21

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Dryden Government Securities Trust—Money Market Series:

We have audited the accompanying statement of assets and liabilities of Dryden Government Securities Trust—Money Market Series (hereafter referred to as the “Fund”), including the portfolio of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 23, 2009

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Federal Income Tax Information

(Unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 74.23% of the dividends paid from ordinary income in the fiscal year ended November 30, 2008 qualify for each of these states’ tax exclusion.

The Series designates 93.94% of the ordinary income dividends as interest related dividends under The American Jobs Creation Act of 2004.

In January 2009, you will be advised on IRS Form 1099 DIV and/or 1099 INT or substitute forms as to the federal tax status of dividends received by you in calendar year 2008.

For more detailed information regarding your federal, state and local taxes, you should contact your tax adviser.

Dryden Government Securities Trust/Money Market Series	23

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders of Dryden Government Securities Trust was held on August 15, 2008. At the Meeting held on August 15, 2008, Shareholders elected Members of the Fund’s Board of Trustees, as set forth below:

David E.A Carson:

Affirmative:	127,667,748.42
Withhold:	3,055,566.69

Robert E. La Blanc:

Affirmative:	127,676,272.48
Withhold:	3,057,156.68

Douglas H. McCorkindale:

Affirmative:	127,631,002.92
Withhold:	3,102,426.24

Linda W. Bynoe:

Affirmative:	127,667,748.42
Withhold:	3,065,566.69

Richard A. Redeker:

Affirmative:	127,665,173.21
Withhold:	3,068,255.95

Robin B. Smith:

Affirmative:	127,663,073.03
Withhold:	3,070,356.13

Stephen G. Stoneburn

Affirmative:	127,664,431.53
Withhold:	3,068,997.63

Stephen P. Munn

Affirmative:	127,435,032.16
Withhold:	3,298,397.00

24	Visit our website at www.jennisondryden.com

Judy A. Rice

Affirmative:	127,674,714.68
Withhold:	3,058,714.48

Robert F. Gunia

Affirmative:	127,685,006.57
Withhold:	3,048,422.59

Kevin J. Bannon

Affirmative:	127,414,847.11
Withhold:	3,318,582.05

Michael S. Hyland

Affirmative:	127,309,494.21
Withhold:	3,423,934.95

Dryden Government Securities Trust/Money Market Series	25

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen (1)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (56) Board Member Portfolios Overseen: 62

Managing Director (since April 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008)
Linda W. Bynoe (56) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley Co. (broker- dealer).

Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Director of Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (banking) (since April 2006).

David E.A. Carson (74) Board Member Portfolios Overseen: 62	Director (since May 2008) of Liberty Bank; Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People’s Bank (1987 – 2000).	None.
Michael S. Hyland, CFA (63) Board Member Portfolios Overseen: 62

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns Co., Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).

None.
Robert E. La Blanc (74) Board Member Portfolios Overseen: 62	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

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Douglas H. McCorkindale (69) Board Member Portfolios Overseen: 62

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (66) Board Member Portfolios Overseen: 62	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.
Richard A. Redeker (65) Board Member Portfolios Overseen: 62	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.
Robin B. Smith (69) Board Member & Independent Chair Portfolios Overseen: 62	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (65) Board Member Portfolios Overseen: 62

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members
Judy A. Rice (60) Board Member & President Portfolios Overseen: 62

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.

Dryden Government Securities Trust/Money Market Series

Robert F. Gunia (62) Board Member & Vice President Portfolios Overseen: 146

Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Director (since May 1989) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

1 The year that each Board Member joined the Funds’ Board is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; David E.A. Carson, 2005; Michael S. Hyland, 2008; Robert E. La Blanc, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; Richard A. Redeker, 1995; Robin B. Smith, 2008; Stephen G. Stoneburn, 2008; Judy A. Rice, Board Member since 2008 and President since 2003; Robert F. Gunia, Board Member since 1996 and Vice President since 1999.

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Fund Officers (a)(1)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (56) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (50) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1999-2004).
John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1997-2005).
Andrew R. French (46) Assistant Secretary

Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (49) Chief Compliance Officer

Chief Compliance Officer of Prudential Investment Management, Inc. (PIM) (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Mutual Fund Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).

Dryden Government Securities Trust/Money Market Series

Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (44) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes interested Board Members who also serve as President or Vice President.

1The year that each individual became a Fund officer is as follows: Kathryn L. Quirk, 2005; Deborah A. Docs, 1996; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1996; Valerie Simpson, 2007; Theresa C. Thompson, 2008; Peter Parrella, 2007, M. Sadiq Peshimam, 2006; Noreen M. Fierro, 2006.

Explanatory Notes

° Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

° Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

° There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

° “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

° “Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Government Securities Trust oversees the management of the Money Market Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and ten-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Government Securities Trust/Money Market Series

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Money Market Series

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail U.S. Government Money Market Funds

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Performance Universe) was in the first quartile over the one-, three-, five-, and ten-year periods. The Board also noted that the Fund outperformed its benchmark average during all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses ranked in the Expense Group’s third quartile. The Board considered PI’s explanation that the Fund’s third quartile ranking primarily reflected the impact of expense waivers and/or reimbursement arrangements by several of the other mutual funds included in the Expense Group. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Dryden Government Securities Trust/Money Market Series

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker •
Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E    IFS-A160443    Ed. 01/2009

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended November 30, 2008 and November 30, 2007, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,244 and $18,313, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2008 and 2007. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2008 and 2007 was $0 and $44,700, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Government Securities Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 28, 2009

*	Print the name and title of each signing officer under his or her signature.